Segment and Revenue by Geography and By Major Customer - Schedule of Supplemental Data - Major Customers (Details) - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Customer A [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	18.00%		14.00%
Customer A [Member] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	13.00%	16.00%
Customer B [Mmber] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	17.00%		14.00%
Customer B [Mmber] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	11.00%	2.00%
Customer C [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	16.00%		18.00%
Customer D [Member] | Accounts Receivable [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	11.00%		16.00%
Customer E [Member] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	4.00%	15.00%
Customer F [Member] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	5.00%	11.00%
Customer G [Member] | Revenue Benchmark [Member]
Schedule of Supplemental Data - Major Customers [Line Items]
Concentration Risk, Percentage	8.00%	10.00%